Reverse recapitalization	6 Months Ended
Jun. 30, 2024
Reverse Recapitalization [Abstract]
Reverse recapitalization
Note 11 - Reverse recapitalization
Polestar underwent a reverse recapitalization through the merger with GGI and related arrangements on June 23, 2022. For more detail on the reverse capitalization, including the net assets of GGI assumed by the Group and the Class C Shares and Earn out rights issued in connection with the merger that are accounted for as derivative liabilities in accordance with IAS 32, Financial Instruments: Presentation (“IAS 32”), and IFRS 9, Financial Instruments (“IFRS 9”), refer to Note 1 - Overview and basis of preparation and Note 18 - Reverse recapitalization in the Consolidated Financial Statements for Polestar Automotive Holding UK PLC, as of December 31, 2023 and 2022, and for the three years ended December 31, 2023, that were included in the Form 20-F/A filed with the SEC on April 23, 2025.
Class C Shares
The Class C-1 Shares are publicly traded on the Nasdaq (i.e., Level 1 input) and the closing share price of the GGI Public Warrants on June 23, 2022 was used to measure their fair value upon initial recognition. The Class C-2 Shares are not publicly traded and require a valuation approach leveraging Level 2 inputs. Refer to Note 2 - Significant accounting policies and judgements for further details on the valuation methodology utilized to determine the fair value of the Class C-2 Shares upon initial recognition and subsequently thereafter.

	As of June 30, 2024		As of December, 31, 2023
	Liability Fair Value	Number Outstanding	Liability Fair Value	Number Outstanding
Class C-1 Shares	2,870	20,499,965	4,920	20,499,965
Class C-2 Shares	630	4,500,000	1,080	4,500,000
Total	$3,500	24,999,965	$6,000	24,999,965

Class C-1 Shares
As of January 1, 2024	4,920
Changes in fair value measurement	(2,050)
As of June 30, 2024	$2,870

Class C-2 Shares
As of January 1, 2024	1,080
Changes in fair value measurement	(450)
As of June 30, 2024	$630
The fair value change for the Class C Shares are as follows:

	For the six months ended June 30,
	2024	2023
Fair value change - Class C-1 Shares	2,050	3,775
Fair value change - Class C-2 Shares	450	6,975
Fair value change - Class C Shares	$2,500	$10,750
Earn-out rights
Refer to Note 2 - Significant accounting policies and judgements for further details on the valuation methodology utilized to determine the fair value of the earn-out.

Earn out rights
As of January 1, 2024	155,402
Changes in fair value measurement	(139,638)
As of June 30, 2024	$15,764
The fair value change for the Earn-out rights are as follows:

	For the six months ended June 30,
	2024	2023
Fair value change - Earn-out rights	139,638	232,995